Finance costs (Details) - USD ($) $ in Millions	3 Months Ended		9 Months Ended
	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025
Finance costs.
Interest expenses - third party borrowings	$ 64.2	$ 62.5	$ 199.6	$ 186.8
Fair value loss on non-deliverable forwards	6.5		36.9
Interest and finance charges for lease liabilities	12.5	10.5	36.4	28.7
Net foreign exchange loss on derivative instruments - realized		3.3		3.3
Interest expenses - withholding tax on interest	4.5	1.5	13.3	18.4
Net foreign exchange loss arising from financing - realized	4.9	4.7	9.4	11.5
Fees on borrowings and financial derivatives	2.2	3.1	5.5	6.7
Fair value loss on embedded options	18.5		7.1
Unwinding of discount on decommissioning liability	1.1	1.5	3.6	4.3
Fair value loss on contingent consideration			1.2
Finance costs	$ 114.4	$ 87.1	$ 313.0	$ 259.7